VESSELS UNDER CAPITAL LEASE, NET VESSELS UNDER CAPITAL LEASE, NET (Tables)	6 Months Ended
Jun. 30, 2019
Vessels under Capital Lease [Abstract]
Vessels under Capital Lease [Table Text Block]

(in thousands of $)	June 30, 2019	December 31, 2018
Cost	755,058	754,392
Accumulated depreciation	22,509	4,503
Vessels under capital lease, net	732,549	749,889